Prepaid expenses	6 Months Ended
Dec. 31, 2024
Subclassifications of assets, liabilities and equities [abstract]
Prepaid expenses	Prepaid expenses

	December 31, 2024	June 30, 2024

	(In thousands of US Dollars)
Prepaid insurance	1,141	1,841
Other prepaid expenses	123	46
	1,264	1,887
As at December 31, 2024, the balance of prepaid insurance is predominantly made of the five years cover for Directors and Officers, effective from the date of the Restructuring transaction refer to note 20 .